Significant Accounting Policies Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Net Loss per Common Share

	For the Three Months Ended September 30,		For the Nine months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net (loss)	$(7,738,301)	$(2,332,426)	$(9,406,066)	$(6,692,957)

Denominator:
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	29,836,485	21,530,012	27,370,658	22,191,644
Denominator for diluted earnings per share	29,836,485	21,530,012	27,370,658	22,191,644
Basic (loss) per share	$(0.26)	$(0.10)	$(0.34)	$(0.30)
Diluted (loss) per share	$(0.26)	$(0.10)	$(0.34)	$(0.30)

	For the Years
	Ended December 31,
	2022	2021
Numerator:
Net (loss)	$(15,223,028)	$(28,100,245)

Denominator:
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	22,106,703	16,603,788
Denominator for diluted earnings per share	22,106,703	16,603,788
Basic (loss) per share	$(0.69)	$(1.69)
Diluted (loss) per share	$(0.69)	$(1.69)